united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-24029

Align Alternative Access Fund
(Exact name of registrant as specified in charter)

35 West Broad Street, Suite 100 Stamford, CT	06902
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-765-8180

Date of fiscal year end:	3/31

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

ALIGN ALTERNATIVE ACCESS FUND
Semi-Annual Report
September 30, 2025

Managed By:
Sovereign Financial Group, Inc.
35 West Broad Street
Suite 100
Stamford, CT 06902
(888)-765-8180

ALIGN ALTERNATIVE ACCESS FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2025

The Fund’s performance figures* for the period ended September 30, 2025, as compared to its benchmark:

Since Inception (a)
Align Alternative Access Fund - Class I	2.00%
S&P 500 Total Return Index (b)	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 8, 2025 are 2.55%, for the Class I shares. For performance information current to the most recent month-end, please call 1-888-765-8180.

(a)	Inception date for Class I is June 2, 2025.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2025

Holdings by Asset Type	% of Net Assets
Private Investment Funds	59.0%
Exchange Traded Funds	14.5%
Short-Term Investments	18.3%
Put Options Written	(0.4)%
Other Assets In Excess Of Liabilities	8.6%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

					Unrealized
					Appreciation /
					(Depreciation)
				% of Net	from
Investments	Shares	Cost	Fair Value	Assets	Investments
EXCHANGE TRADED FUNDS - 14.5%
FIXED INCOME - 14.5%
WisdomTree Floating Rate Treasury Fund (a)	24,758	$1,248,041	$1,244,585	14.5%	$(3,456)
TOTAL EXCHANGE TRADED FUNDS - 14.5%		$1,248,041	$1,244,585	14.5%	$(3,456)

PRIVATE INVESTMENT FUNDS - 59.0% (b)
Apollo Aligned Alternatives, L.P (c)	550,000	$550,000	$562,746	6.6%	$12,746
Apollo Asset Backed Credit Co.	100,000	100,000	100,386	1.2%	386
Ares Strategic Income Fund	330,000	330,000	330,840	3.8%	840
Blackstone Private Credit Fund	330,000	330,000	327,378	3.8%	(2,622)
Blackstone Real Estate Income Trust, Inc.	220,000	220,000	221,072	2.6%	1,072
Blue Owl Credit Income Corp.	330,000	330,000	328,603	3.8%	(1,397)
Carlyle AlpInvest Private Markets Fund	550,000	550,000	568,332	6.6%	18,332
Golub Capital Private Credit Fund	330,000	330,000	329,607	3.8%	(393)
Hamilton Lane Private Infrastructure Fund (c)	100,000	100,000	100,565	1.2%	565
Hines Global Income Trust	220,000	220,000	219,776	2.6%	(224)
HPS Corporate Lending Fund	330,000	330,000	330,654	3.9%	654
John Hancock Marathon Asset-Based Lending Fund	165,000	165,000	165,162	1.9%	162
KKR FS Income Trust	100,000	100,000	100,606	1.2%	606
Monroe Capital Income Plus	800,000	800,000	804,710	9.4%	4,710
Partners Group Private Equity (Master Fund), LLC	550,000	550,000	565,038	6.6%	15,038
TOTAL PRIVATE FUNDS		$5,005,000	$5,055,475	59.0%	$50,475

SHORT-TERM INVESTMENTS - 18.3%
MONEY MARKET FUNDS - 18.3%
Federated Government Obligations Fund, Institutional Class, 4.01% (d)	1,572,156	1,572,156	1,572,156	18.3%	—
TOTAL SHORT-TERM INVESTMENTS		$1,572,156	$1,572,156	18.3%	$—

TOTAL INVESTMENTS - 91.8% (Cost - $7,825,197)			$7,872,216
PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $84,030)			(37,464)
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%			738,371
NET ASSETS - 100.0%			$8,573,123

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts (e)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.0)% (f)
	PUT OPTIONS WRITTEN - (0.0)% (f)
11	Apple, Inc.	10/17/2025	$230	$280,093	$330
9	Crowdstrike Holdings, Inc.	10/17/2025	370	441,342	242
21	Exxon Mobil Corporation	11/21/2025	95	236,775	641
8	JPMorgan Chase & Company	10/17/2025	260	252,344	292
5	Lockheed Martin Corporation	12/19/2025	390	249,605	602
33	Newmont Corporation	10/17/2025	75	278,223	793
15	NVIDIA Corporation	10/17/2025	165	279,870	1,260
9	Palantir Technologies, Inc.	10/17/2025	125	164,178	194
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $34,639)				4,354

	WRITTEN ETF OPTIONS – (0.4)%
	PUT OPTIONS WRITTEN – (0.4)%
3	Invesco QQQ Trust Series 1	11/21/2025	495	180,111	388
5	iShares Russell 2000 ETF	11/21/2025	195	120,980	220
175	ProShares Bitcoin ETF	12/19/2025	17	344,400	20,567
4	SPDR S&P 500 ETF Trust	9/18/2026	635	266,472	10,936
29	VanEck Junior Gold Miners ETF	10/17/2025	85	287,187	871
6	VanEck Semiconductor ETF	10/17/2025	250	195,816	128
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $49,391)				33,110

	TOTAL OPTIONS WRITTEN (Premiums received - $84,030)				$37,464

ETF - Exchange Traded Fund

LLC - Limited Liability Company

L.P - Limited Partnership

(a)	All or a portion of this security is held as collateral for written options.

(b)	Securities restricted to resale and are deemed illiquid. See Note 5.

(c)	Non-income producing security

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Percentage rounds to less than (0.1)%.

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

ASSETS
Investment securities:
At cost	$7,825,197
At fair value	$7,872,216
Deposits with broker	30,532
Advance subscription in Private Investment Funds	670,000
Receivable due from Adviser	158,525
Receivable for securities sold	20,576
Dividend and interest receivable	5,299
Prepaid expenses and other assets	545
TOTAL ASSETS	8,757,693

LIABILITIES
Options written, at fair value (Premiums received - $84,030)	37,464
Administration fees payable	33,942
Accounting fees payable	27,124
Trustee fees payable	21,699
Legal fees payable	18,082
Audit fees payable	17,542
Accrued expenses and other liabilities	28,717
TOTAL LIABILITIES	184,570

NET ASSETS	$8,573,123

NET ASSETS CONSIST OF:
Paid in capital	$8,425,000
Accumulated earnings	148,123
NET ASSETS	$8,573,123

NET ASSET VALUE PER SHARE
Class I:
Net Assets	$8,573,123
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	840,433
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.20

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025 (a)

INVESTMENT INCOME
Dividends	$28,035
Interest income	26,949
TOTAL INVESTMENT INCOME	54,984

EXPENSES
Management fees	11,349
Professional fees	35,624
Administrative services fees	34,203
Accounting services fees	27,123
Transfer agent fees	21,847
Trustees fees and expenses	21,699
Compliance officer fees	14,795
Insurance expense	8,219
Registration fees	7,045
Custodian fees	5,753
Printing and postage expenses	2,630
Other expenses	1,151
TOTAL EXPENSES	191,438

Less: Fees waived/expenses reimbursed by the adviser	(169,874)

NET EXPENSES	21,564

NET INVESTMENT INCOME	33,420

NET REALIZED AND UNREALIZED GAIN ON OPERATIONS
Net realized gain from:
Options Written	21,118
21,118
Net change in unrealized appreciation on:
Investments	47,019
Options Written	46,566
93,585

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	114,703

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,123

(a)	Fund commenced operations on June 2, 2025

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2025
(Unaudited) (a)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$33,420
Net realized gain from investments	21,118
Net change in unrealized appreciation on investments	93,585
Net increase in net assets resulting from operations	148,123

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	8,425,000
Net increase in net assets resulting from shares of beneficial interest	8,425,000

NET INCREASE IN NET ASSETS	8,573,123

NET ASSETS
Beginning of Period	—
End of Period	$8,573,123

SHARE ACTIVITY
Class I:
Shares Sold	840,433
Net increase in shares outstanding	840,433

(a)	Fund commenced operations on June 2, 2025

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended September 30, 2025 (a)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	148,123
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
Net change in unrealized depreciation	(93,585)
Purchase of investments	(6,128,890)
Proceeds from sale of investments and return of capital distributions from investments	(19,003)
Net realized gain on investments	(21,118)
Net purchases of short-term investments	(1,572,156)
Increase in receivable due from Adviser	(158,525)
Changes in assets and liabilities:
(Increase)/Decrease Assets:
Dividend and interest receivable	(5,299)
Prepaid expenses and other assets	(545)
Receivable for securities sold	(20,576)
Advance investments purchased	(670,000)
Increase/(Decrease) Liabilities:
Accrued expenses and other liabilities	28,717
Trustee fee payable	21,699
Administration fee payable	33,942
Acounting fee payable	27,124
Legal fee payable	18,082
Audit fee payable	17,542
Net Cash Provided by Operating Activities	(8,394,468)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	8,425,000
Net Cash Used by Financing Activities	8,425,000

NET INCREASE IN CASH AND RESTRICTED CASH	30,532
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	—
CASH AND RESTRICTED CASH - END OF PERIOD	30,532

(a)	Fund commenced operations on June 2, 2025

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
FINANCIAL HIGHLIGHTS (Unaudited)

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the Period Ended
September 30, 2025
Class I	(Unaudited) (1)
Net asset value, beginning of period	$10.00
Gain from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.20
Net asset value, end of period	$10.20
Total return (3)(4)	2.00%
Net assets, at end of period (000s)	$8,573
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	8.43%
Ratio of net expenses to average net assets (5,7)	0.95%
Ratio of net investment income to average net assets (5,8)	1.47%
Portfolio Turnover Rate (4)	0%

(1)	Class I commenced operations June 2, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

1.	ORGANIZATION

Align Alternative Access Fund (the “Fund”) was organized as a Delaware statutory trust on May 24, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of Class I shares of beneficial interest and operates as a tender offer fund. The investment objective of the Fund is to provide investors access and tactical exposure to diversified alternative strategies (“Alternatives”), including but not limited to, private credit, private real estate, private equity, and options strategies. Sovereign Financial Group, Inc. (the “Adviser”) serves as the Fund’s investment adviser.

The Fund commenced operations on June 2, 2025. As of September 30, 2025, only Class I Shares are available for purchase. The Fund intends to also offer Class A shares. Exemptive relief has been obtained from the Securities and Exchange Commission for the Fund to offer multiple share classes. Please refer to the Fund’s prospectus for additional information.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (“ASC 946”) including Accounting Standards Update 2013-08.

The President of the Fund acts as the Fund’s chief operating decision maker (“CODM”). The Fund has a single operating segment, as the CODM monitors the operating results of the Fund as a whole and its long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-ended investment companies are valued at net asset value as reported by such investment companies that follow ASC 946.

Private investment companies in which the Fund invests its assets (“Private Investment Funds”) and, together with mutual funds (including money market funds), business development companies, closed-end funds, exchange-traded funds (“ETFs”), and other registered investment companies, “Portfolio Funds”) are generally valued based on the latest NAV reported by such Private Investment Fund’s investment manager (the “Private Fund Manager”). New purchases of Private Investment Funds may be valued at acquisition cost initially until a NAV is provided by the Adviser. If the NAV of an investment in a Portfolio Fund is not available at the time the Fund is calculating its NAV, the Valuation Committee will consider any cash flows since the reference date of the last NAV reported by the Private Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last NAV reported by the Private Fund Manager.

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025, for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Private Investment Funds	$—	$—	$—	$5,055,475	$5,055,475
Exchange-Traded Funds	1,244,585	—	—	—	1,244,585
Short Term Investment	1,572,156	—	—	—	1,572,156
Total Investments:	$2,816,741	$—	$—	$5,055,475	$7,872,216
Liabilities
Put Options Written	$37,464	$—	$—	$—	$37,464
Total Investments:	$37,464	$—	$—	$—	$37,464

*	Refer to the Portfolio of Investments for industry classification.

Investments Valued at NAV – ASC Topic 820 permits a reporting entity to measure the fair value of a Private Investment Fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the Private Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. The Fund is permitted to invest in Private Investment Funds that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Adjustments to the NAV provided by the Adviser would be considered if: the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Private Investment Fund’s reported value does not represent fair value.

The following is the fair value measurement of investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

		Unfunded	Redemption
Portfolio Fund	Fair Value	Commitments	Frequency
Apollo Aligned Alternatives, L.P.	$562,746	$—	Quarterly
Apollo Asset Backed Credit Co.	100,386	—	Quarterly
Ares Strategic Income Fund	330,840	—	Quarterly
Blackstone Private Credit Fund	327,378	—	Quarterly
Blackstone Real Estate Income Trust, Inc.	221,072	—	Quarterly
Blue Owl Credit Income Corp.	328,603	—	Quarterly
Carlyle AlpInvest Private Markets Fund	568,332	—	Quarterly
Golub Capital Private Credit Fund	329,607	—	Quarterly
Hamilton Lane Private Infrastructure Fund	100,565	—	Quarterly
Hines Global Income Trust	219,776	—	Quarterly
HPS Corporate Lending Fund	330,654	—	Quarterly
John Hancock Marathon Asset-Based Lending Fund	165,162	—	Quarterly
KKR FS Income Trust	100,606	—	Quarterly
Monroe Capital Income Plus	804,710	—	Quarterly
Partners Group Private Equity (Master Fund), LLC	565,038	—	Quarterly
	$5,055,475	$—

Commitments – As of September 30, 2025, the Fund had no unfunded commitments. The Fund’s commitment strategy aims to sustain a high level of investment where possible by making commitments based on anticipated future distributions from investments. The commitment strategy also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Investors, amounts available through borrowing, and any distributions made to Investors.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from Investment Funds are recorded either as dividend income, realized gains or return of capital based on how the income for such distributions were derived as characterized by management of the Investment Funds. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – The Fund will ordinarily declare and pay distributions from its net investment income, if any, on a quarterly basis. The Fund intends to declare capital gains distributions (both short-term and long-term), if any, after the end of each fiscal year, and no later than December 31 of each year. All or a portion of a distribution may consist of a return of capital.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken for the tax year ended September 30, 2025. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

Options – The Fund may also deploy up to 30% of its assets in option strategies by selling options on a portfolio of underlying equity securities, such as stocks or ETFs, regardless of the income producing qualities of such securities or whether they offer exposure to Alternatives. In any event, the securities on which the Fund may sell options shall be highly liquid with an active options market. The most common components of the Fund’s option strategy may include selling covered calls and short puts.

Covered Calls. Covered Calls involve holding a long position in a security and selling call options on that security with the goal of generating income from the premiums collected from selling such call options. To the extent the price of the security remains below the strike price of the call option, the holder of the security retains both the security and the premiums from the call option.

Short Puts. This strategy involves selling put options on securities that the Fund does not own. If the stock price falls below the strike price, the investor may be required to buy the stock at that price, which could be beneficial if the stock is undervalued. The investor collects the premium upfront, providing income, and can acquire the security at a discount.

Other variations may include, but not be limited to, iron condors, which involve selling both a put and a call spread to benefit.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sovereign Financial Group, Inc. (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to a Management Agreement between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) calculated at an annual rate of 0.50% of the Fund’s average monthly net assets. The Management Fee will be payable monthly in arrears. For the period ended September 30, 2025, the Fund incurred $11,349 in management fees.

The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 1, 2027, to waive its management fees and to pay or absorb the ordinary operating expenses (including organizational and offering costs) of the Fund (excluding borrowing costs, dividends and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, including litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 0.95% per annum of the Fund’s average monthly net assets. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Fund’s Board, upon written notice to the Adviser.

Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within three years from the date the Adviser waived or made any payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the expense limitation in place at the time of waiver and reimbursement or the current expense limitation. Any recoupments would be limited to either (1) the expense cap in effect at the time of the waiver, or (2) the expense cap in effect at the time of recapture, whichever is less. Pursuant to the Expense Limitation Agreement, during the period ended September 30, 2025, the Adviser waived its entire Management Fee of $11,349 and reimbursed other operating expenses of $158,525.

The Board provides supervision of the affairs of the Fund. The Trustees of the Fund who are not affiliated with the Adviser receive an annual fee and are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Trustees do not receive any pension or retirement benefits from the Fund. Trustee fees and expenses incurred for the period ended September 30, 2025, are included in the Statement of Operations.

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

Distributor – Vigilant Distributors, LLC (“Vigilant”) – Vigilant serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as the Distributor of the Fund’s shares on a commercially reasonable efforts basis, subject to various conditions. The Fund is not subject to a distribution fee.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments) amounted to $6,253,041 and $0, respectively.

5.	RISK FACTORS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Investment Risk. An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares represents an indirect investment in the portfolio of private funds, public funds, and fixed-income instruments, short positions and other securities owned by the Fund, and the value of these securities and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Limitations on Transfer; Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares and none is expected to develop.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open- end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares for a substantial period of time.

Illiquidity of Private Investment Funds. There is no regular market for interests in Private Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Private Investment Fund and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interests in a Private Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Substantial Fees and Expenses. By investing in Underlying Funds (including Investment Funds) through the Fund, an investor bears a portion of the Management Fee and other expenses of the Fund. An investor also indirectly bears

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Underlying Funds.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund.

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. Also, the Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest do not have a readily ascertainable market price and are valued by the Underlying Fund. The Adviser oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund provides valuations on a monthly basis.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, climate-change and climate-related events, the spread of infectious illness or other public health issue, recessions and depressions, tariffs and trade wars or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

International conflicts in Eastern Europe and the Middle East have led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.

6.	REPURCHASE OF SHARES

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally there will be offers to repurchase an aggregate specified dollar amount of outstanding Class I Shares or a specific number of Class I Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Class I Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

ALIGN ALTERNATIVE ACCESS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

During the period ended September 30, 2025, the Board did not authorize any repurchase offers.

7.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of September 30, 2025.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Fair Value
Equity Contract/Equity Price Risk	Options Written at fair value	$37,464

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2025.

		Net Change in Unrealized
	Realized Gain	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$21,118	$46,566

The average notional value of derivative instruments outstanding during the period ended September 30, 2025, was $2,416,246.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements except for those items disclosed elsewhere in these consolidated financial statements.

ALIGN ALTERNATIVE ACCESS FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2025

Approval of Investment Management Agreement

At the Fund’s organizational Board Meeting on December 4, 2024, representatives of the Adviser reviewed the 15(c) materials which had been provided to the Trustees with respect to their review and approval of the Management Agreement for the Fund. The Advisor and Trust President discussed the proposed strategies, and the Adviser personnel that would be responsible for the implementation of the strategies. He further discussed the risks related to the strategies, the valuation duties of the Adviser, and other items relevant to the Board. In response to questions, the Adviser representatives discussed the fees the Adviser charges for managing its other clients, and its responsibilities related to those clients compared to the proposed Fund. Additionally at the February 7, 2025 Meeting, the Trust CCO and Adviser CCO presented additional information related to the Trust and the Adviser’s compliance programs as previously requested by the Trustees, to finalize any conditions related to their approval of the Management Agreement.

The Trustees considered the following material factors during their deliberations: (1) the nature, extent and quality of services to be provided by the Adviser; (2) the potential investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors. The Independent Trustees met with Fund counsel separately to discuss the 15c materials. Upon reconvening, the Trustees began their deliberations.

The Board observed that, in consideration of the Management Agreement, the Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the summary does not detail all the matters considered. After further discussion, and upon a motion duly made and seconded, the Trustees, including the Independent Trustees, unanimously approved the Management Agreement based upon the following deliberations.

Nature, Extent, and Quality of Service. The Trustees noted that the Adviser was founded in 2019, had approximately $878 million in regulatory assets under management as of September 30, 2024. The Trustees reviewed the backgrounds of the key personnel that would be responsible for servicing the Fund and expressed satisfaction with the education and financial industry experience of the team. They noted in particular that the Adviser personnel are ethical, diligent and thoughtful while also striving for innovation. The Trustees considered the Adviser’s strategy and noted client longevity at the Adviser and the methodical approach it takes when investing. The Trustees concluded that the Adviser has sufficient resources to provide quality service to the Fund for the benefit of its respective shareholders. The Trustees discussed the proposed Trust Compliance Policies and Procedures, including the Code of Ethics and the Adviser’s Code of Ethics along with its compliance policies and procedures, including a supplement related to the Fund. After discussion, the Trustees agreed that the Codes of Ethics and both policies and procedures were reasonable and they accepted and approved the Trust’s compliance manual.

Performance. The Trustees noted that, as the Fund has not commenced operations, there was no performance data for the Fund. The Trustees reviewed as information relevant to the Fund’s prospects, a chart comparing a relevant index and another closed end fund in the space. The portfolio manager also advised the Trustees regarding research performed in pursing the Fund. The Board concluded that the Fund has an opportunity to deliver reasonable returns to its shareholders.

Fees and Expenses. The Trustees observed that the Adviser proposed to charge the Fund a 0.50% annual management fee, noting that such management fee was below the peer group fund’s fee of 1.00%. The Trustees noted that the Adviser had agreed to an expense limitation capping the Fund’s next expenses at 0.95%, while paying all the costs associated with the research and portfolio management required to execute the Fund’s investment strategy. The Trustees further observed that the Fund’s net expense ratio of 0.95%, plus any acquired fund fees and expenses (“AFFE”), was below the average net expense ratio among the Fund’s peer of 3.09%. The Trustees considered the fees charged by the Adviser to manage other clients and discussed the differences in services provided to the exchange traded funds compared to those required by the Fund. The Trustees agreed that the proposed fees are reasonable.

ALIGN ALTERNATIVE ACCESS FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Economies of Scale. The Trustees considered that, as the Fund has not commenced operations, the Adviser has not achieved economies of scale with respect to the Fund. The Trustees noted that the Adviser had expressed openness to considering breakpoints as the Fund grows, and the Trustees agreed to revisit the topic at the first contract renewal.

Profitability. The Trustees noted that, as the Fund has not commenced operations, there was no profitability data with respect to the Fund. The Trustees considered that, as set forth in the pro-forma estimated profit spreadsheet included in the Meeting Materials, the Adviser projected modest profitability with respect to its relationship with the Fund during the second year of operations. The Trustees therefore concluded that the Adviser’s profits would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Management Agreement was in the best interests of the shareholders of the Fund, and at the February 2025 meeting discussed the proposed the completion and satisfaction of conditions previously noted for their approval of the Management Agreement between the investment adviser and the Fund. The Trustees further ratified the Management Agreement and accepted completion of the conditions as previously presented.

PRIVACY NOTICE	February 7, 2025

FACTS	WHAT DOES ALIGN ALTERNATIVE ACCESS FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	● Social Security number	● Purchase History

	● Assets	● Account Balances

	● Retirement Assets	● Account Transactions

	● Transaction History	● Wire Transfer Instructions

● Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Align Alternative Access Fund chooses to share; and whether you can limit this sharing.

Does Align
Alternative
	Access Fund	Can you limit
REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	share?	this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call (888)-765-8180

WHO WE ARE

Who is providing this notice?	Align Alternative Access Fund

WHAT WE DO

How does Align Alternative Access Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Align Alternative Access Fund collect my personal information?	We collect your personal information, for example, when you
● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tells us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes — information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Align Alternative Access Fund does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Align Alternative Access Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● Align Alternative Access Fund doesn’t jointly market.

ALIGN ALTERNATIVE ACCESS FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-765-8180 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INTERNET WEBSITE

Align Alternative Access Fund has established an Internet website which highlights its investment philosophy, process and product. The Internet web address is https://alignaltaccess.com/

INVESTMENT ADVISER
Sovereign Financial Group, Inc.
35 West Broad Street Suite 100
Stamford, CT 06902

ADMINISTRATOR, ACCOUNTING AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Dr, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market St., Suite 310
Cincinnati, Ohio 45202

LEGAL COUNSEL
Squire Patton Boggs (US) LLP
201 E. Fourth St., Suite 1900
Cincinnati, Ohio 45202

CUSTODIAN
Fifth Third Bank, National Association
38 Fountain Square Plaza, MD 1090X9
Cincinnati, OH 45202

INDEPENDENT TRUSTEES
Peter Keaveney
Jeffrey Leinan
Julia Portale Born

PRESIDENT AND INTERESTED TRUSTEE
Charles Failla

VICE PRESIDENT
Carmen Failla

Align-SAR25

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This is included under Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

During the period covered by this report, no purchases were made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3)under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Registrant’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Align Alternative Access Fund

By	/s/ Charles L. Failla
Charles L. Failla
Principal Executive Officer
Date: 12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles L. Failla
Charles L. Failla
Principal Executive Officer
Date: 12/8/2025

By	/s/ Tom Perugini
Tom Perugini
Principal Financial Officer
Date: 12/8/2025